Commitments (Tables)	12 Months Ended
Nov. 30, 2012
Operating Leases, Port Facilities and Other Commitments

At November 30, 2012, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2013	2014	2015	2016	2017	Thereafter	Total

Operating leases	$43	$41	$38	$34	$25	$179	$360
Port facilities and other	135	127	121	113	105	678	1,279

	$178	$168	$159	$147	$130	$857	$1,639